Construction Services Contracts, Continued (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Accumulated earned revenue, expense and others
Accumulated earned revenue		₩ 21,460,431	₩ 20,971,487
Accumulated expense		20,242,735	19,566,647
Accumulated profit		1,217,696	1,404,840
Unearned advance receipts		97,348	0
Contract with Customer, Asset and Liability
Assets	[1]	79,662	53,827
Liabilities	[2]	₩ 88,126	₩ 73,420

[1]	Included in trade and other receivables, net, in the consolidated statements of financial position. The balance of trade receivables from construction contracts are KRW46,489 million and KRW39,063 million, as of December 31, 2019 and 2020, respectively.
[2]	Included in non-financial liabilities in the consolidated statements of financial position.